Debt - Schedule of outstanding obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Nominal value	$ 6,988,004	$ 6,298,821
Carrying amount	$ 6,281,256	$ 4,856,323	$ 4,007,580
Short-term Borrowings [member]
Disclosure of financial liabilities [line items]
Due through	2022	2020
Weighted average interest rate	6.00%	6.43%
Nominal value	$ 108,257	$ 128,671
Carrying amount	4,235,197	$ 118,137
Short-term Borrowings [member] | Debt Reclassification Chapter 11 [member]
Disclosure of financial liabilities [line items]
Carrying amount	$ 99,857
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Due through	2029	2029
Weighted average interest rate	6.91%	4.68%
Nominal value	$ 4,975,853	$ 4,185,526
Carrying amount	292,503	$ 3,008,412
Long-term Debt [member] | Debt Reclassification Chapter 11 [member]
Disclosure of financial liabilities [line items]
Carrying amount	$ 4,427,843
Bonds [member]
Disclosure of financial liabilities [line items]
Due through	2023	2023
Weighted average interest rate	8.88%	9.93%
Nominal value	$ 550,000	$ 550,000
Carrying amount	$ 352,011	$ 531,244
Aircraft rentals [member]
Disclosure of financial liabilities [line items]
Due through	2031	2031
Weighted average interest rate	4.92%	4.92%
Nominal value	$ 1,266,489	$ 1,347,219
Carrying amount	$ 1,344,199	$ 1,128,525
Other rentals [member]
Disclosure of financial liabilities [line items]
Due through	2037	2037
Weighted average interest rate	7.16%	7.37%
Nominal value	$ 87,405	$ 87,405
Carrying amount	$ 57,346	$ 70,005